Form N-23c-3

                       NOTIFICATION OF REPURCHASE OFFER
                            PURSUANT TO RULE 23C-3


1.    Investment Company Act file Number 811-09935
      Date of Notification:  November 25, 2003

2.    Exact name of investment company as specified in registration statement:

                            BMO PARTNERS FUND, L.P.

3.    Address of principal executive office:

                        360 MADISON AVENUE, 20TH FLOOR
                         NEW YORK, NEW YORK 10017-7111

4.    Check one of the following:

      A. /X/ The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3.

      B. / / The notification pertains to a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

      C. / / The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3 and a discretionary repurchase offer under paragraph (c) of Rule 23c-3.



By:   /s/ Dan I. Abrams
     ------------------
     Dan I. Abrams
     Chief Financial Officer and Treasurer